UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net loss	$ (12,000,418)	$ (6,633,074)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	4,671,926	4,833,622
Loss of disposal assets	162,186
Stock-based (forfeited), compensation, net	581,670	785,372
Interest expense-income, net	550,202	740,792
Foreign exchange losses / (gains)	1,247,340	419,832
Other non-cash	369,653	333,969
Changes in operating assets and liabilities:
Account receivable	(177,483)	(292,246)
Inventory	(308,011)	(961,140)
Other assets and prepayments	(1,395,292)	(1,106,955)
Income tax payable		(530,065)
Accounts payable	(15,292)	754,018
Deferred revenue	(17,209)	227,351
Other liabilities	235,449	(346,566)
A. Net cash from operating activities	(6,095,279)	(1,775,090)
Cash flow from investing activities
Purchases of vehicles	(3,431,059)	(4,443,034)
Purchases of other property, plant and equipment	(496,510)	(225,751)
Purchases of intangible assets	(71,770)	(88,676)
Proceeds from disposal of property, plant and equipment	5,381
B. Net cash used in investing activities	(3,993,958)	(4,757,461)
Cash flow from financing activities
Proceeds from issuance of convertible notes	7,500,000
Payments of term loans	(3,937,842)	(3,040,943)
C. Net cash from financing activities	3,562,158	(3,040,943)
D. Decrease in cash and cash equivalents and restricted cash	(6,527,079)	(9,573,494)
E. Effect of exchange rate changes		(336,706)
F. Net decrease in cash and cash equivalents	(6,527,079)	(9,910,200)
G. Cash and cash equivalents at beginning of the period	10,497,570	13,215,729
Cash and cash equivalents at the end of the period	3,970,491	3,305,529
Cash paid, received for:
Interest, net	$ (604,509)	(786,960)
Income taxes		$ (530,065)